Income taxes - Summary of reconciliation of effective tax rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax expense	$ 7	$ 3